Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2013	13,910,000
Balance at Dec. 31, 2013	$ 1	$ 1,970	$ (9,135)	$ (184)	$ (7,348)		$ (7,348)
Imputed interest		826			826		826
Foreign currency translation adjustment gain (loss)				142	142		142
Net loss			(3,013)		(3,013)		(3,013)
Balance (in shares) at Dec. 31, 2014	13,910,000
Balance at Dec. 31, 2014	$ 1	2,796	(12,148)	(42)	(9,393)		(9,393)
Imputed interest		532			532		532
Foreign currency translation adjustment gain (loss)				(11)	(11)	(10)	(21)
Net loss			(7,970)		(7,970)	(82)	(8,052)
Balance (in shares) at Dec. 31, 2015	15,750,000
Balance at Dec. 31, 2015	$ 2	29,119	(20,118)	(53)	8,950	708	9,658
Issuance of ordinary shares (Note 1) (in shares)	1,600,000
Issuance of ordinary shares (Note 1)	$ 1	15,999			16,000		16,000
Acquisition of an equity investee (Note 4) (in shares)	240,000
Acquisition of an equity investee (Note 4)		2,400			2,400		2,400
Deemed contribution		8,192			8,192		8,192
Effect of capital contribution to a subsidiary		(800)			(800)	800
Foreign currency translation adjustment gain (loss)				(38)	(38)	(26)	(64)
Net loss			(12,010)		(12,010)	(535)	(12,545)
Balance (in shares) at Dec. 31, 2016	16,879,628
Balance at Dec. 31, 2016	$ 2	44,369	(32,128)	(91)	12,152	147	12,299
Issuance of ordinary shares (Note 1) (in shares)	1,129,628
Issuance of ordinary shares (Note 1)		$ 15,250			$ 15,250		$ 15,250